UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Buffalo Grove, Illinois    April 29, 2003
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:   $483055


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           common           02364J104     1949   179475 SH       SOLE                     5000            174475
AVX Corp.                      common           002444107      904   100450 SH       SOLE                   100000               450
Altria Group                   common           02209S103     9572   319495 SH       SOLE                   194150            125345
AmeriCredit Corp.              common           03060R101    10675  3235000 SH       SOLE                  3003000            232000
American Express Co.           common           025816109     1434    43150 SH       SOLE                    40000              3150
Anheuser Busch Co.             common           035229103     1309    28082 SH       SOLE                     3210             24872
Apogent Technologies Inc.      common           03760A101    10004   686150 SH       SOLE                   605500             80650
Bandag, Inc. Cl. A             common           059815308     3356   111350 SH       SOLE                    99700             11650
Berkshire Hathaway Cl. A       common           084670108    10718      168 SH       SOLE                        4               164
Berkshire Hathaway Cl. B       common           084670207     1761      824 SH       SOLE                                        824
Blair Corp.                    common           092828102     1533    65225 SH       SOLE                    40000             25225
Bristol Myers Squibb           common           110122108    19014   899875 SH       SOLE                   758100            141775
Cadbury Schweppes              common           127209302     7069   325325 SH       SOLE                   280500             44825
CenturyTel Inc.                common           156700106     1775    64300 SH       SOLE                     3000             61300
Chicago Rivet&Machine          common           168088102      329    13325 SH       SOLE                                      13325
Circuit City Group             common           172737108     4373   840900 SH       SOLE                   820000             20900
Citigroup Inc.                 common           172967101      250     7260 SH       SOLE                     2500              4760
Clorox                         common           189054109    12015   260238 SH       SOLE                   192672             67566
Coca-Cola Co.                  common           191216100     6970   172175 SH       SOLE                   132500             39675
Department 56, Inc.            common           249509100      280    28500 SH       SOLE                     3200             25300
Electronic Data Syst           common           285661104    17715  1006525 SH       SOLE                   829200            177325
Emerson Electric Co.           common           291011104      880    19400 SH       SOLE                     1000             18400
Equifax Inc.                   common           294429105     1361    68100 SH       SOLE                     4000             64100
Ethan Allen Interiors          common           297602104     1607    54600 SH       SOLE                     3000             51600
Federal Home Loan              common           313400301    14785   278435 SH       SOLE                   186140             92295
Federal Nat'l Mtg.             common           313586109     5904    90350 SH       SOLE                    90200               150
First Data Corp.               common           319963104    16959   458226 SH       SOLE                   226400            231826
First Health Group             common           320960107    10352   406925 SH       SOLE                   340400             66525
Gannett Company                common           364730101      911    12940 SH       SOLE                     1600             11340
Gemstar-TV Guide Int'l         common           36866W106    10175  2773100 SH       SOLE                  2303500            469600
General Electric Co.           common           369604103      300    11758 SH       SOLE                     2250              9508
H&R Block                      common           093671105    11992   280915 SH       SOLE                   192000             88915
Henkel KGAA sponsored ADR      common           42550U109    22770   416500 SH       SOLE                   360600             55900
Hewlett-Packard Company        common           428236103     1093    70300 SH       SOLE                    70000               300
Home Depot                     common           437076102     2750   112900 SH       SOLE                   112750               150
IMS Health                     common           449934108     2796   179100 SH       SOLE                   170400              8700
Instinet Group, Inc.           common           457750107      913   260100 SH       SOLE                   200000             60100
Interpublic Group Co.          common           460690100    14180  1524700 SH       SOLE                  1237600            287100
Interstate Bakeries Corp.      common           46072H108     5095   485200 SH       SOLE                   460000             25200
Johnson & Johnson              common           478160104     3747    64740 SH       SOLE                    25000             39740
Kraft Foods, Inc.              common           50075n104    24430   866300 SH       SOLE                   792200             74100
Kroger Co.                     common           501044101     1205    91625 SH       SOLE                    91400               225
Lancaster Colony Corp.         common           513847103    28080   732225 SH       SOLE                   554200            178025
Liberty Media Corp.A           common           530718105    43576  4478482 SH       SOLE                  3627679            850803
Lubrizol Corp.                 common           549271104     3006   100150 SH       SOLE                   100000               150
MBIA Inc.                      common           55262C100     5067   131125 SH       SOLE                   125200              5925
MGIC Investment                common           552848103     4065   103525 SH       SOLE                    95200              8325
Markel Corp.                   common           570535104     3369    15060 SH       SOLE                                      15060
Masco Corp.                    common           574599106     1503    80700 SH       SOLE                     4700             76000
McDonald's Corp.               common           580135101     1882   130150 SH       SOLE                   130000               150
Merck & Co. Inc.               common           589331107     1821    33250 SH       SOLE                     1000             32250
Microsoft Corp.                common           594918104      228     9420 SH       SOLE                     2420              7000
NICOR Inc.                     common           654086107     9897   362275 SH       SOLE                   340400             21875
PSI Net Inc.                   common           74437C101        0    20000 SH       SOLE                                      20000
PepsiCo Inc.                   common           713448108     6436   160910 SH       SOLE                   145300             15610
Pfizer Inc.                    common           717081103     2778    89150 SH       SOLE                    73250             15900
Procter & Gamble Co.           common           742718109     1614    18130 SH       SOLE                      700             17430
Russ Berrie & Co.              common           782233100     4976   155500 SH       SOLE                   113800             41700
Safeway Inc                    common           786514208      277    14650 SH       SOLE                                      14650
Saucony Inc. Cl B              common           804120202     1699   176050 SH       SOLE                   129400             46650
Schlumberger Limited           common           806857108      692    18200 SH       SOLE                                      18200
ServiceMaster Co.              common           81760N109     2362   236165 SH       SOLE                   196500             39665
Tootsie Roll Industries        common           890516107      685    24000 SH       SOLE                    24000
Torchmark Corp.                common           891027104      992    27700 SH       SOLE                                      27700
Tribune Co. New                common           896047107     1418    31500 SH       SOLE                                      31500
Trizec Properties              common           89687P107     9684  1139325 SH       SOLE                  1076200             63125
Tupperware Corp.               common           899896104     4348   314650 SH       SOLE                   300000             14650
Tyco Int'l LTD                 common           902124106    45270  3520225 SH       SOLE                  2801000            719225
U.S. Bancorp                   common           902973106     5416   285365 SH       SOLE                   250600             34765
Unilever NV (NEW)              common           904784501     5207    87600 SH       SOLE                    80000              7600
United Technologies Corp.      common           913017109     2034    35200 SH       SOLE                    35200
Washington Mutual              common           939322103     4310   122200 SH       SOLE                   121200              1000
Waste Management Inc.          common           94106L109     1013    47825 SH       SOLE                     2000             45825
Wesco Financial Co.            common           950817106     2140     7180 SH       SOLE                                       7180